Notes Payable - Related Party (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Nov. 30, 2015
Notes Payable - Related Party Details Narrative
Interest expense	$ 719	$ 71,804	$ 2,920	$ 2,343	$ 283,606	$ 4,553	$ 5,626	$ 7,257